Convertible Notes Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Convertible notes receivable [line items]
Beginning balance		$ 15,777
Amount advanced	$ 10,000
Fair value gain (loss) reflected in net earnings	(1,043)	(2,878)
Ending balance	21,856	12,899
Gold X
Convertible notes receivable [line items]
Amount advanced	10,000
Fair value gain (loss) reflected in net earnings	19
Ending balance	10,019
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Beginning balance		15,777
Amount advanced	0
Fair value gain (loss) reflected in net earnings	(1,062)	(2,878)
Ending balance	$ 11,837	$ 12,899